Convertible notes at fair value - Schedule of movement of transactions of convertible notes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Bank borrowings
Balance at the beginning of year	$ 49,008	$ 34,837
Fair value changes	4,433	(133)	$ 4,837
New issuance	19,184	30,000	30,000
Conversion of convertible notes	(68,895)	(4,431)
Redemption of convertible notes	(15,196)	(11,265)
Issuance of convertible notes upon exercise of call option	11,466
Balance at the end of year		49,008	34,837
2018 Notes
Bank borrowings
Balance at the beginning of year	19,182	34,837
Fair value changes	3,644	41	4,837
New issuance			30,000
Conversion of convertible notes	(7,630)	(4,431)
Redemption of convertible notes	(15,196)	(11,265)
Balance at the end of year		19,182	$ 34,837
November 2019 Notes
Bank borrowings
Balance at the beginning of year	9,942
Fair value changes	148	(58)
New issuance		10,000
Conversion of convertible notes	(10,090)
Balance at the end of year		9,942
December 2019 Notes
Bank borrowings
Balance at the beginning of year	19,884
Fair value changes	297	(116)
New issuance		20,000
Conversion of convertible notes	(20,181)
Balance at the end of year		$ 19,884
January 2020 Notes
Bank borrowings
Fair value changes	344
New issuance	4,002
Conversion of convertible notes	(4,346)
July 2020 Notes
Bank borrowings
New issuance	15,182
Conversion of convertible notes	(26,648)
Issuance of convertible notes upon exercise of call option	$ 11,466